SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Deferred Offering Costs (Details) - USD ($)	Sep. 30, 2021	Jun. 21, 2021	Dec. 31, 2020
Deferred Costs
Deferred Offering Costs	$ 0	$ 600,000	$ 265,000